Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of Assets Measured at Fair Value on Recurring Basis
The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

Fair Value Measured as of September 30, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Commercial papers	$—	$61,594	$—	$61,594
Corporate debt securities	—	41,980	—	41,980
Treasury bills	4,098	—	—	4,098
Agency securities	—	1,999	—	1,999
Asset backed securities	—	5,190	1,250	6,440
Foreign corporate debt	—	1,019	—	1,019

Total fair value	$4,098	$111,782	$1,250	$117,130

Liabilities:
2017 Warrant	$—	$—	$7,413	$7,413
2018 Warrant	—	—	853	853
2020 Warrants	—	—	7,146	7,146

Total fair value	$—	$—	$15,412	$15,412

Fair Value Measured (in thousands) as of December 31, 2019 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Commercial papers	$—	$3,212	—	$3,212
Corporate debt	—	2,698	—	2,698
Treasury bills	749	—	—	749

Total fair value	$749	$5,910	$—	$6,659

Liabilities:
2017 Warrant	$—	$—	$1,035	$1,035
2018 Warrant	—	—	87	87

Total fair value	$—	$—	$1,122	$1,122

The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows:

	Fair Value (in thousands) Measured as of December 31, 2019 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Commercial papers	$—	$3,212	$—	$3,212
Corporate debt	—	2,698	—	2,698
Treasury bills	749	—	—	749

Total fair value	749	5,910	—	6,659

Liabilities:
SAFEs	—	—	—	—
2017 Warrants	—	—	1,035	1,035
2018 Warrants	—	—	87	87

Total fair value	$—	$—	$1,122	$1,122

	Fair Value (in thousands) Measured as of December 31, 2018 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
SAFEs	$—	$—	$122,588	$122,588
2017 Warrants	—	—	808	808
2018 Warrants	—	—	58	58

Total fair value	$—	$—	$123,454	$123,454

Fair Value Measurement With Unobservable Inputs Reconciliation Liability Transfers Into Level 3
The following table presents changes in Level 3 liabilities measured at fair value for the nine months ended September 30, 2020 and September 30, 2019 (in thousands):

For the nine months ended September 30, 2020
	2017 Warrant	2018 Warrant	2020 Warrants
Balance-beginning of period	$1,035	$87	$—
Additions	—	—	1,728
Exercise or conversion	—	—	—
Measurement adjustments	6,378	766	5,418

Balance-end of period	$7,413	$853	$7,146

For the nine months ended September 30, 2019
	SAFEs	2017 Warrants	2018 Warrants
Balance-beginning of period	$122,588	$808	$58
Additions	37,379	—	—
Exercise or conversion	(184,182)	—	—
Measurement adjustments	24,215	147	17

Balance-end of the nine months period	$—	$955	$75

The following table presents changes in Level 3 liabilities measured at fair value for the years ended December 31, 2018 and December 31, 2019 (in thousands):

	For the year ended December 31, 2019
	SAFEs	2017 Warrants	2018 Warrants
Balance-beginning of year	$122,588	$808	$58
Additions	37,379	—
Exercise or conversion	(184,182)
Measurement adjustments	24,215	227	29

Balance-end of year	$—	$1,035	$87

	For the year ended December 31, 2018
	SAFEs	2017 Warrants	2018 Warrants
Balance-beginning of year	$43,775	$723	$
Additions	66,467	—
Exercise or conversion
Measurement adjustments	12,345	85		58

Balance-end of year	$122,588	$808		$58

Gores Metropoulos, Inc.
Schedule of Assets Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2020 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

Description	September 30, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments and cash held in Trust Account	405,725,195	405,725,195	—	—

Total	$405,725,195	$405,725,195	$—	$—

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2019, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

Description	December 31, 2019	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments and cash held in Trust Account	406,434,959	406,434,959	—	—

Total	$406,434,959	$406,434,959	$—	$—